Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of Remuneration of Directors and Key Management Personnel	The remuneration of directors and key management personnel during the six months ended June 30, 2023 and 2022 was as follows:
	Six months ended
	June 30,
	2023	2022
Salaries and benefits	$921,492	$1,264,187

Schedule of Remuneration Paid to Related Parties	Remuneration paid to related parties other than key personnel during the six months ended June 30, 2023 and 2022 was as follows:
	Six months ended
	June 30,
	2023	2022
Salaries and benefits	$14,956	$61,116